RESTRICTED CASH AND DEFERRED SUBSIDIES	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH AND DEFERRED SUBSIDIES
RESTRICTED CASH AND DEFERRED SUBSIDIES

9.RESTRICTED CASH AND DEFERRED SUBSIDIES

On March 22, 2021, Videotron and the Québec government, jointly with the Canadian government, signed agreements to support the achievement of the government’s targets for the roll-out of high-speed Internet services in various regions of Québec. Under these agreements, Videotron will extend its high-speed Internet network to connect approximately 37,000 additional households and the government has committed to provide financial assistance in the amount of approximately $258.0 million, which will be fully invested in Videotron’s network extension. In accordance with the terms of the agreements, an amount of $216.2 million received in advance from the government in March 2021 was classified as restricted cash with a corresponding amount recorded as deferred subsidies on the consolidated balance sheets. In 2021, $53.8 million of these deferred subsidies were recognized as a reduction of additions to property, plant and equipment, upon the realization of the required investments.